PROPERTY AND EQUIPMENT (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment [Line Items]
Total property and equipment	$ 8,627	$ 4,961
Less: accumulated depreciation	(2,372)	(684)
Property and equipment, net	6,255	4,277
Depreciation expense	1,689	381
Internal-use software
Property, Plant and Equipment [Line Items]
Total property and equipment	6,591	3,682
Equipment
Property, Plant and Equipment [Line Items]
Total property and equipment	579	441
Construction in process
Property, Plant and Equipment [Line Items]
Total property and equipment	362	0
Furniture and fixtures
Property, Plant and Equipment [Line Items]
Total property and equipment	586	383
Leasehold improvements
Property, Plant and Equipment [Line Items]
Total property and equipment	$ 509	$ 455